RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

27.	RELATED PARTY TRANSACTIONS

The majority of the Company's leased vessels are leased from Ship Finance and Ship Finance is entitled to a profit share of the Company's earnings on these vessels under a Charter Ancillary Agreement. This profit share was increased from 20% to 25% with effect from January 1, 2012. A summary of leasing transactions with Ship Finance during the years ended December 31, 2012, 2011 and 2010 is as follows:

(in thousands of $)	2012	2011	2010
Charter hire paid (principal and interest)	176,332	248,822	289,578
Lease termination fees expense (income), net	1,777	17,104	(2,435)
Compensation paid on lease amendment	—	106,000	—
Profit share expense	—	482	30,566
Contingent rental expense	52,176	—	—
Remaining lease obligation	875,670	926,821	1,289,897

A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Seatankers Management Co. Ltd	1,009	1,008	1,092
Golar LNG Limited	1,820	1,002	1,310
Golar LNG Energy Limited	—	—	88
Ship Finance International Limited	4,261	4,660	2,490
Golden Ocean Group Limited	5,566	5,492	6,138
Bryggegata AS	(1,455)	(1,494)	(1,368)
Arcadia Petroleum Limited	5,423	34,977	34,211
Seadrill Limited	2,574	1,076	426
Archer Limited	390	906	166
Deep Sea Supply Plc	41	168	132
Aktiv Kapital ASA	21	136	83
VTN Shipping Inc	—	17,051	—
Orion Tankers Ltd	343	24	—
Frontline 2012 Ltd	(4,004)	—	—
CalPetro Tankers (Bahamas I) Limited	51	63	47
CalPetro Tankers (Bahamas II) Limited	51	63	47
CalPetro Tankers (IOM) Limited	51	63	47

Net amounts earned from other related parties comprise charter hire, office rental income, technical and commercial management fees, newbuilding supervision fees, freights, corporate and administrative services income and interest income. Amounts paid to related parties comprise primarily rental for office space and guarantee fees. In addition, the Company chartered in two vessels from Frontline 2012 on floating rate time charters under which the charter hire expense was equal to the time charter equivalent earnings of the vessels.

A summary of balances due from related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Receivables
Ship Finance International Limited	1,891	1,138
Seatankers Management Co. Ltd	342	168
Archer Ltd	778	632
Golar LNG Limited	755	610
Orion Tankers Ltd	250	—
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,325	1,272
Seadrill Limited	1,253	841
Frontline 2012 Ltd	2,291	10,469
CalPetro Tankers (Bahamas I) Limited	13	57
CalPetro Tankers (Bahamas II) Limited	13	57
CalPetro Tankers (IOM) Limited	13	57
Deep Sea Supply Plc	—	68
Aktiv Kapital Ltd	—	67
Arcadia Petroleum Limited	106	356
North Atlantic Drilling Ltd	12	—
	9,055	15,805

A summary of balances due to related parties as at December 31, 2012 and 2011 is as follows:

(in thousands of $)	2012	2011
Payables
Ship Finance International Limited	(52,063)	(9,209)
Seatankers Management Co. Ltd	(257)	(550)
Golar LNG Limited	(101)	(106)
Golden Ocean Group Limited	(1,042)	(910)
Frontline 2012 Ltd	(423)	—
Aktiv Kapital Ltd	(34)	—
Deep Sea Supply Plc	(28)	—
	(53,948)	(10,775)

Receivables and payables with related parties comprise unpaid management, technical advisory, newbuilding supervision and technical management, administrative service and rental charges and charterhire payments.  In addition, certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.  The payable with Ship Finance principally includes unpaid contingent rental expense and a lease termination fee. Receivables and payables with related parties are generally settled quarterly in arrears with the exception of profit share due to Ship Finance which is settled annually.

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Ship Finance International Limited, Golar LNG Limited, Northern Offshore Ltd, Seadrill Limited, Bryggegata AS, Golden Ocean Group Limited, Arcadia Petroleum Limited ("Arcadia"), Deep Sea Supply Plc ("Deep Sea"), Aktiv Kapital ASA, Archer Limited, Farahead Holdings Limited ("Farahead"), Seatankers Management Co. Ltd, North Atlantic Drilling Ltd and Frontline 2012 Ltd. CalPetro Tankers (Bahamas I) Limited, CalPetro Tankers (Bahamas II) Limited, CalPetro Tankers (IOM) Limited, Frontline 2012 Ltd. and Orion Tankers Ltd. are equity accounted.

The Company earned freights on chartering vessels to Arcadia in the amount of $5.0 million (2011: $34.6 million).

The Company received termination payments from Ship Finance in 2012 in the aggregate amount of $22.2 million in respect of the lease terminations for Titan Orion (ex-Front Duke) and Ticen Ocean (now renamed Front Lady). The Company expects to receive a lease termination payment from Ship Finance in 2013 of $7.8 million for Titan Aries (now renamed Edinburgh).

The Company made lease termination payments to Ship Finance in 2012 in the aggregate amount of $32.6 million in respect of the lease terminations for Front Striver, Front Rider, Front Climber, Front Viewer and Front Guider. A lease termination payment of $0.5 million in respect of Front Driver was paid to Ship Finance in the first quarter of 2013 and the Company expects to make a lease termination payment in 2013 of approximately $2.1 million to Ship Finance in respect of Front Pride.

In May 2012, the Company paid $13.3 million for 3,546,000 shares in a private placement by Frontline 2012 of 56 million new ordinary shares at a subscription price of $3.75 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 8.8% to 7.9%. The Company recognized a gain, which was included in ‘Share of results from associated companies’, on the dilution of its ownership of $0.7 million in the second quarter of 2012.

In January 2013, the Company paid $6.0 million for 1,143,000 shares in a private placement by Frontline 2012 of 59 million new ordinary shares at a subscription price of $5.25 per share. Following the private placement, the Company’s ownership in Frontline 2012 was reduced from 7.9% to 6.3%. The Company recognized a gain, which will be included in ‘Share of results from associated companies’, on the dilution of its ownership of $5.2 million in the first quarter of 2013.

In September 2011, the Company negotiated the early termination of bare boat charters on three single hull VLCCs, Titan Orion (ex-Front Duke), Titan Aries (now renamed Edinburgh) and Ticen Ocean (now renamed Front Lady), which are being chartered in from Ship Finance. These three vessels have been sold by Ship Finance with expected delivery during 2012 and 2013. The Titan Orion (ex-Front Duke) was delivered, and the charter party with Ship Finance was terminated, on March 27, 2012. The Company received a compensation payment from Ship Finance of $10.6 million for the early termination of the charter. The Ticen Ocean (now renamed Front Lady) was delivered, and the charter party with Ship Finance was terminated, on November 27, 2012. The Company received a compensation payment from Ship Finance of $11.6 million for the early termination of the charter. The Titan Aries (now renamed Edinburgh) was delivered, and the charter party with Ship Finance was terminated, on February 16, 2013. Under the terms of the early termination of the bareboat charters, Ship Finance will pay the Company a termination fee in accordance with the charter ancillary agreement.

In 2011, the Company received termination payments from Ship Finance in the aggregate amount of $5.3 million in respect of the lease terminations for Front Ace and Ticen Sun (ex-Front Highness) and made termination payments to Ship Finance in the aggregate amount of $14.3 million in respect of the lease terminations for Front Leader and Front Breaker.

In October 2011, the Company sold the double hull Suezmax tanker, Front Hunter, to VTN Shipping Inc., a wholly owned subsidiary of Farahead Holdings Limited, and recognized a gain of $0.05 million in the fourth quarter of 2011.

In December 2011, Frontline completed a restructuring of the Company (see Note 4) in which 15 subsidiaries were sold to Frontline 2012 Ltd, a related company that Frontline owns 8.8% of the share capital. At December 31, 2011, $10.5 million remains outstanding for working capital balances.

In December 2011, the Company and Ship Finance agreed to a rate reduction of $6,500 per day for all vessels leased from Ship Finance under long-term leases for a four year period that commenced on January 1, 2012. The Company paid Ship Finance up front compensation of $106.0 million on December 30, 2011, of which $50.0 million was a non-refundable prepayment of profit split and $56.0 million was a release of restricted cash serving as security for charter payments. The Company will compensate Ship Finance with 100% of any difference between the renegotiated rates and the actual market rate up to the original contract rates. In addition, the profit share above the original threshold rates was increased from 20% to 25%.

In February 2010, the Company purchased the VLCC, Front Vista (renamed Dewi Maeswara), from Ship Finance for $58.5 million. The Front Vista (renamed Dewi Maeswara) had been chartered in by the Company. Due to the termination of the charter, a compensation fee of $0.4 million was paid to Ship Finance.

In March 2010, the Company made certain amendments to the charter agreements with Ship Finance relating to 31 double hull crude oil tankers and OBO carriers, which resulted in our restricted cash deposits being reduced in exchange for a guarantee from us for the payment of charterhire. Withdrawals from these restricted cash deposits was prohibited. Restricted cash deposits held in respect of the Ship Finance charter reserves decreased by $111.7 million resulting from amendments to the charter agreements and $10.6 million due to reserves no longer required for two vessels. We also made an advance payment of charterhire less operating expenses of $72.8 million covering part of the payments due to Ship Finance over the six months from March 2010.

In March 2010, Ship Finance sold the single hull vessel Golden River to a third party and as a result, terminated the Company's long-term lease for the vessel. The Company received a termination payment of $2.9 million.

In August 2010, Frontline sold 25% of SeaTeam Management to Golden Ocean Group Limited for $0.1 million and recognized a gain on sale of $0.2 million in the statement of equity. In addition, SeaTeam Management received a loan $0.5 million from Golden Ocean Group Limited, which is repayable over a term of five years and bears interest at 2.5% per annum.